Trade accounts receivable - net - Summary of Movements of Bad Debt Expense in Credit Loss (Detail) - Trade Accounts Receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (156,403)	$ (146,953)	$ (51,022)
Allowance for ECL	(73,579)	(53,464)	(160,538)
Reversal of allowance for ECL	27,361	44,014	64,607
Ending balance	$ (202,621)	$ (156,403)	$ (146,953)